Vendor-take-back loan (Details Narrative) - CAD ($)		12 Months Ended
	Oct. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Oct. 30, 2021	Jun. 17, 2021
IfrsStatementLineItems [Line Items]
Principal balance				$ 5,750,000
Interest rate	9.00%	11.03%
Initial fair value		$ 5,357,408
Discount rate		11.60%
Repayment of principal debt					$ 5,750,000
Prepayments and accrued income other than contract assets					$ 408,329
Reversal of impairment loss recognised in other comprehensive income			$ 316,241
Interest expense		$ 1,199,267	30,467
Accretion expense		0	27,046
Loan commitments [member]
IfrsStatementLineItems [Line Items]
Interest expense		$ 0	$ 255,792